SHORT-TERM AND LONG-TERM DEBT - Long-term debt narrative (Details) € in Millions, $ in Millions, R in Billions				1 Months Ended	6 Months Ended
	May 29, 2024 USD ($) extension_option	Jan. 17, 2024 USD ($)	Jan. 17, 2024 EUR (€)	Jul. 31, 2024 USD ($) extension_option	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 EUR (€)	Jun. 30, 2024 ZAR (R)	Jun. 17, 2024 USD ($)	Nov. 17, 2023 USD ($)	Aug. 30, 2023 ZAR (R)	Dec. 15, 2022 USD ($)	May 06, 2022 EUR (€)	May 04, 2022 EUR (€)	Aug. 23, 2021 ZAR (R)	Jun. 02, 2021 EUR (€)	Dec. 21, 2018 EUR (€)	Dec. 19, 2018 USD ($)	Dec. 21, 2017 USD ($)	May 25, 2017 ZAR (R)	Dec. 16, 2016 EUR (€)	Sep. 30, 2010 USD ($)
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities					$ 820	$ 1,512
Foreign exchange gains arising on translation					115
Hedges of net investment in foreign operations
Disclosure of detailed information about borrowings [line items]
Hedging instrument, liabilities | €							€ 3,282.0
Hedged item, assets | €							8,296.0
5.5 billion Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity	$ 5,500				5,500
Borrowings, number of extension options | extension_option	2
Borrowings, extension option term	1 year
5.5 billion revolving credit facility, due 2023-2025
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity																		$ 5,500
2010 Revolving multi-currency letter of credit facility, due 2022
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity																						$ 500
Revolving multi-currency letter of credit facility, due 2024
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity					395
Revolving multi-currency letter of credit facility, due 2027 | Entering into significant commitments or contingent liabilities
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity				$ 445
Borrowings, number of extension options | extension_option				2
Borrowings, extension option term				1 year
€1.0 billion Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities		$ 579	€ 529.0
Notional amount		$ 1,000					1,000.0
€500 Million EUR Unsecured Notes, due 2034
Disclosure of detailed information about borrowings [line items]
Notional amount									$ 500
€500 Million EUR Unsecured Notes, due 2054
Disclosure of detailed information about borrowings [line items]
Notional amount									$ 500
EIB Loan, 2021 to 2023
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum capacity | €																€ 280.0
Undrawn borrowing facilities					300		280.0
EIB loan
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum capacity | €																					€ 350.0
Borrowings outstanding					47		44.0
€346.5m variable rate loan
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum capacity | €														€ 346.5
€24.5m fixed rate loan | Fixed
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum capacity | €														24.5
€263m variable rate loan
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum capacity | €														263.0
€66m fixed rate loan | Fixed
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum capacity | €														€ 66.0
€25m fixed rate loan
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum capacity | €													€ 25.0
Other Loans, fixed/floating, due 2023-2033
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities					775		725.0
€235 million facility agreement
Disclosure of detailed information about borrowings [line items]
Notional amount | €																	€ 235.0
Borrowings outstanding					115		€ 107.0
EBRD Facility, floating, due 2024 | ArcelorMittal Kryvyi Rih
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum capacity																			$ 175
Borrowings outstanding					9
Borrowings, maximum capacity, additional																			$ 175
100 million loan, European Bank for Reconstruction and Development (EBRD)
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding					100							$ 100
150 million loan, European Bank for Reconstruction and Development (EBRD)
Disclosure of detailed information about borrowings [line items]
Notional amount										$ 150
Undrawn borrowing facilities					70
Borrowings outstanding					80
4.5 billion ZAR revolving borrowing base finance facility, due 2024 | ArcelorMittal South Africa Ltd.
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity | R											R 4.5									R 4.5
Borrowings outstanding					$ 151			R 2.8
3.5 billion Rand revolving facility | ArcelorMittal South Africa Ltd.
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity | R															R 3.5